Property. plant and equipment (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Owned assets, cost	CAD 338,586	CAD 317,329
Owned assets, accumulated depreciation	168,658	164,352
Owned assets, net book value	169,928	152,977
Assets under capital lease, cost	160,382	143,983
Assets under capital lease, accumulated depreciation	51,662	40,508
Assets under capital lease, net book value	108,720	103,475
Total plant and equipment, cost	498,968	461,312
Total accumulated depreciation	220,320	204,860
Total plant and equipment, net book value	278,648	256,452
Addition of property, plant and equipment by means of capital leases	34,730	23,490
Sale leaseback transactions	20,697	12,674
Heavy equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	196,045	188,785
Owned assets, accumulated depreciation	77,726	68,487
Owned assets, net book value	118,319	120,298
Assets under capital lease, cost	69,657	84,527
Assets under capital lease, accumulated depreciation	28,613	21,848
Assets under capital lease, net book value	41,044	62,679
Major component parts in use
Property, Plant and Equipment [Line Items]
Owned assets, cost	72,448	64,229
Owned assets, accumulated depreciation	45,694	49,673
Owned assets, net book value	26,754	14,556
Assets under capital lease, cost	85,015	50,882
Assets under capital lease, accumulated depreciation	21,247	17,233
Assets under capital lease, net book value	63,768	33,649
Other equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	31,923	31,670
Owned assets, accumulated depreciation	18,400	16,335
Owned assets, net book value	13,523	15,335
Assets under capital lease, cost	558	5,178
Assets under capital lease, accumulated depreciation	543	611
Assets under capital lease, net book value	15	4,567
Licensed motor vehicles
Property, Plant and Equipment [Line Items]
Owned assets, cost	18,298	20,353
Owned assets, accumulated depreciation	14,888	18,258
Owned assets, net book value	3,410	2,095
Assets under capital lease, cost	5,129	3,373
Assets under capital lease, accumulated depreciation	1,242	805
Assets under capital lease, net book value	3,887	2,568
Office and computer equipment
Property, Plant and Equipment [Line Items]
Owned assets, cost	10,157	9,769
Owned assets, accumulated depreciation	9,468	9,112
Owned assets, net book value	689	657
Assets under capital lease, cost	23	23
Assets under capital lease, accumulated depreciation	17	11
Assets under capital lease, net book value	6	12
Land
Property, Plant and Equipment [Line Items]
Owned assets, cost	7,168
Owned assets, net book value	7,168
Buildings
Property, Plant and Equipment [Line Items]
Owned assets, cost	2,547	2,523
Owned assets, accumulated depreciation	2,482	2,487
Owned assets, net book value	65	36
Assets held under capital leases
Property, Plant and Equipment [Line Items]
Depreciation expense	CAD 19,483	CAD 18,536